VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

April 17, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Voya Variable Portfolios, Inc. (on behalf of Voya Global Equity Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Variable Portfolios, Inc. (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Global Equity Portfolio, a series of the Registrant, will acquire all of the assets of VY® Templeton Global Growth Portfolio, a series of Voya Investors Trust, in exchange for shares of Voya Global Equity Portfolio and the assumption by Voya Global Equity Portfolio of the liabilities of VY® Templeton Global Growth Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2260.

Very truly yours,

/s/ Joanne F. Osberg

Joanne F. Osberg

Vice President and Counsel

Voya Investment Management – Voya Family of Funds

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